Calvert
Floating-Rate Advantage Fund
December 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 0.8%

Security	Shares	Value
Containers & Packaging — 0.0%†
LG Parent Holding Co.(1)(2)	6,015	$ 18,421
		$ 18,421
Electronic Equipment, Instruments & Components — 0.4%
Range Red Acquisitions LLC, Class A1(1)(2)(3)	108	$ 151,496
		$ 151,496
Financial Services — 0.0%
Aegletes BV(1)(2)(3)	1,076	$ 0
		$ 0
Household Durables — 0.4%
Serta Simmons Bedding, Inc.(1)(2)	15,129	$147,508
Serta SSB Equipment Co.(1)(2)(3)	15,129	0
		$147,508
Machinery — 0.0%
Apex Tool Ultimate Holdings LLC(1)(2)(3)	892	$0
		$0
Professional Services — 0.0%†
Skillsoft Corp.(1)	299	$2,781
		$2,781
Total Common Stocks (identified cost $586,973)		$320,206

Corporate Bonds — 3.5%

Security	Principal Amount (000's omitted)	Value
Air Transport — 1.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(4)	$500	$ 509,472
		$ 509,472
Building and Development — 1.2%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(4)	$500	$ 502,972
		$ 502,972
Commercial Services & Supplies — 1.1%
ADT Security Corp., 4.875%, 7/15/32(4)	$500	$ 484,841
		$ 484,841
Total Corporate Bonds (identified cost $1,481,540)		$1,497,285

Preferred Stocks — 0.1%

Security	Shares	Value
IT Services — 0.1%
Cohesity Global, Inc.:
Series G(1)	1,381	$ 33,489
Series G1(1)	955	22,920
Total Preferred Stocks (identified cost $47,888)		$ 56,409

Senior Floating Rate Loans — 107.9%(5)

Borrower/Description	Principal Amount (000's omitted)	Value
Airlines — 1.5%
American Airlines, Inc., Term Loan, 6.134%, (3 mo. USD Term SOFR + 2.25%), 4/20/28	$631	$ 632,867
		$ 632,867
Auto Components — 1.3%
Clarios Global LP, Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 1/28/32	$349	$ 351,361
DexKo Global, Inc., Term Loan, 7.581%, (1 mo. USD Term SOFR + 3.75%), 10/4/28	153	152,866
RealTruck Group, Inc., Term Loan, 7.581%, (1 mo. USD Term SOFR + 3.75%), 1/31/28	60	46,257
		$ 550,484
Automobiles — 0.3%
MajorDrive Holdings IV LLC, Term Loan, 7.934%, (3 mo. USD Term SOFR + 4.00%), 6/1/28	$140	$127,291
		$127,291
Beverages — 1.2%
Primo Brands Corp., Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 3/31/28	$490	$491,886
		$491,886
Broadline Retail — 0.7%
Peer Holding III BV, Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 7/1/31	$297	$298,639
		$298,639
Building Products — 1.7%
LBM Acquisition LLC:
Term Loan, 7.584%, (1 mo. USD Term SOFR + 3.75%), 6/6/31	$99	$93,597
Term Loan, 8.734%, (1 mo. USD Term SOFR + 5.00%), 6/6/31	100	99,869
MI Windows & Doors LLC, Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 3/28/31	515	516,046
		$709,512

Calvert
Floating-Rate Advantage Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Capital Markets — 6.2%
Advisor Group, Inc., Term Loan, 6.595%, (6 mo. USD Term SOFR + 3.00%), 7/30/32	$333	$ 334,903
AllSpring Buyer LLC, Term Loan, 6.688%, (3 mo. USD Term SOFR + 3.00%), 11/1/30	355	356,856
Citco Funding LLC, Term Loan, 6.511%, (1 mo. USD Term SOFR + 2.75%), 4/27/28	122	123,149
Edelman Financial Center LLC, Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 4/7/28	130	130,438
Focus Financial Partners LLC, Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 9/15/31	775	777,355
Franklin Square Holdings LP, Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 4/25/31	197	192,075
HighTower Holdings LLC, Term Loan, 6.651%, (3 mo. USD Term SOFR + 2.75%), 2/3/32	431	432,074
Orion Advisor Solutions, Inc., Term Loan, 7.11%, (3 mo. USD Term SOFR + 3.25%), 9/24/30	123	124,406
Saphilux SARL, Term Loan, 6.73% - 6.91%, (3 mo. USD Term SOFR + 3.00%, 6 mo. USD Term SOFR + 3.00%), 7/18/28	149	150,416
		$2,621,672
Chemicals — 2.7%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 5.422%, (3 mo. USD Term SOFR + 1.75%), 12/20/29	$263	$263,806
Charter NEX U.S., Inc., Term Loan, 6.50%, (1 mo. USD Term SOFR + 2.75%), 11/29/30	490	491,319
Olympus Water U.S. Holding Corp., Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 6/20/31	396	393,373
Rohm Holding GmbH, Term Loan, 9.697%, (6 mo. USD Term SOFR + 5.50%), 1/31/29	0(6)	156
		$1,148,654
Commercial Services & Supplies — 4.4%
Garda World Security Corp., Term Loan, 6.75%, (1 mo. USD Term SOFR + 3.00%), 2/1/29	$589	$592,757
Harsco Corp., Term Loan, 6.081%, (1 mo. USD Term SOFR + 2.25%), 6/9/28	130	130,410
Heritage-Crystal Clean, Inc., Term Loan, 7.48%, (1 mo. USD Term SOFR + 3.75%), 10/17/30	319	320,719
Prime Security Services Borrower LLC, Term Loan, 6.129%, (6 mo. USD Term SOFR + 2.00%), 10/13/30	574	575,095
Reworld Holding Corp., Term Loan, 5.984%, (1 mo. USD Term SOFR + 2.25%), 11/30/28	254	254,655
		$1,873,636
Communications Equipment — 0.3%
Ciena Corp., Term Loan, 5.484%, (1 mo. USD Term SOFR + 1.75%), 10/24/30	$122	$122,459
		$122,459
Borrower/Description	Principal Amount (000's omitted)	Value
Construction & Engineering — 3.0%
American Residential Services LLC, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 2/2/32	$471	$ 474,195
Azuria Water Solutions, Inc., Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 5/17/28	359	361,802
Crown Subsea Communications Holding, Inc., Term Loan, 7.216%, (1 mo. USD Term SOFR + 3.50%), 1/30/31	199	200,280
Northstar Group Services, Inc., Term Loan, 8.59%, (3 mo. USD Term SOFR + 4.75%), 5/31/30	246	247,844
		$ 1,284,121
Consumer Staples Distribution & Retail — 0.4%
Boots Group Bidco Ltd., Term Loan, 7.206%, (3 mo. USD Term SOFR + 3.50%), 8/30/32	$175	$ 176,166
		$ 176,166
Containers & Packaging — 1.1%
Clydesdale Acquisition Holdings, Inc., Term Loan, 6.891%, (1 mo. USD Term SOFR + 3.18%), 4/13/29	$471	$472,406
		$472,406
Diversified Consumer Services — 2.3%
Ascend Learning LLC, Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 12/11/28	$427	$429,292
KUEHG Corp., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 6/12/30	127	123,004
Spring Education Group, Inc., Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 10/4/30	396	398,714
		$951,010
Diversified Telecommunication Services — 1.1%
Level 3 Financing, Inc., Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 3/29/32	$140	$140,415
Virgin Media Bristol LLC, Term Loan, 7.115%, (1 mo. USD Term SOFR + 3.25%), 1/31/29	325	326,016
		$466,431
Electric Utilities — 0.6%
MRP Buyer LLC:
Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 6/4/32	$243	$241,973
Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 6/4/32(7)	31	30,781
		$272,754
Electrical Equipment — 1.1%
Kohler Energy Co. LLC, Term Loan, 7.422%, (3 mo. USD Term SOFR + 3.75%), 5/1/31	$229	$230,634
WEC U.S. Holdings Ltd., Term Loan, 5.873%, (1 mo. USD Term SOFR + 2.00%), 1/27/31	220	220,569
		$451,203

Calvert
Floating-Rate Advantage Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Electronic Equipment, Instruments & Components — 0.9%
Creation Technologies, Inc., Term Loan, 9.696%, (3 mo. USD Term SOFR + 5.50%), 10/5/28	$220	$ 220,148
Range Red Operating, Inc.:
Term Loan, 11.989%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(3)	39	31,407
Term Loan - Second Lien, 11.989%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(3)	165	131,749
		$ 383,304
Energy Equipment & Services — 0.6%
PG Investment Company 59 SARL, Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 3/26/31	$272	$ 273,510
		$ 273,510
Entertainment — 0.3%
Pretzel Parent, Inc., Term Loan, 8.216%, (1 mo. USD Term SOFR + 4.50%), 10/1/31	$125	$123,439
		$123,439
Financial Services — 6.1%
CPI Holdco B LLC, Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	$991	$993,823
NCR Atleos LLC, Term Loan, 6.701%, (3 mo. USD Term SOFR + 3.00%), 4/16/29	288	289,921
Planet U.S. Buyer LLC, Term Loan, 6.822%, (3 mo. USD Term SOFR + 3.00%), 2/7/31	394	397,060
Synechron, Inc., Term Loan, 7.572%, (3 mo. USD Term SOFR + 3.75%), 10/3/31	198	198,004
Walker & Dunlop, Inc., Term Loan, 5.734%, (1 mo. USD Term SOFR + 2.00%), 3/14/32	149	149,805
WEX, Inc.:
Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 3/31/28	368	369,587
Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 3/5/32	174	173,978
		$2,572,178
Food Products — 2.1%
Froneri Lux Finco SARL, Term Loan, 6.447%, (6 mo. USD Term SOFR + 2.25%), 9/30/31	$588	$588,258
Monogram Food Solutions LLC, Term Loan, 7.831%, (1 mo. USD Term SOFR + 4.00%), 8/28/28	96	96,360
Nomad Foods Europe Midco Ltd., Term Loan, 6.276%, (6 mo. USD Term SOFR + 2.50%), 10/28/32	218	219,234
		$903,852
Health Care Equipment & Supplies — 0.7%
Medline Borrower LP, Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 10/23/30	$294	$295,739
		$295,739
Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Providers & Services — 8.8%
AEA International Holdings (Lux) SARL, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 9/7/28	$323	$ 325,399
CCRR Parent, Inc., Term Loan, 8.334%, (3 mo. USD Term SOFR + 4.25%), 3/6/28	479	140,601
CNT Holdings I Corp., Term Loan, 6.09%, (3 mo. USD Term SOFR + 2.25%), 11/8/32	491	493,002
Ensemble RCM LLC, Term Loan, 6.84%, (3 mo. USD Term SOFR + 3.00%), 8/1/29	491	493,752
MED ParentCo LP, Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 4/15/31	199	199,829
Midwest Physician Administrative Services LLC, Term Loan, 6.934%, (3 mo. USD Term SOFR + 3.00%), 3/12/28	99	90,523
Pacific Dental Services LLC, Term Loan, 6.236%, (1 mo. USD Term SOFR + 2.50%), 3/15/31	566	568,375
Radnet Management, Inc., Term Loan, 6.072%, (3 mo. USD Term SOFR + 2.25%), 4/18/31	123	123,733
Raven Acquisition Holdings LLC:
Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 11/19/31	486	488,472
Term Loan, 11/19/31(7)	35	35,155
Select Medical Corp., Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 12/3/31	198	198,000
Surgery Center Holdings, Inc., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 12/19/30	541	543,160
		$3,700,001
Health Care Technology — 3.0%
athenahealth Group, Inc., Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 2/15/29	$124	$124,762
Cotiviti Corp., Term Loan, 6.623%, (1 mo. USD Term SOFR + 2.75%), 5/1/31	393	378,615
Imprivata, Inc., Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 12/1/27	360	361,960
PointClickCare Technologies, Inc., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 11/3/31	124	124,478
Project Ruby Ultimate Parent Corp., Term Loan, 6.581%, (1 mo. USD Term SOFR + 2.75%), 3/10/28	120	120,158
Symplr Software, Inc., Term Loan, 8.44%, (3 mo. USD Term SOFR + 4.50%), 12/22/27	159	135,709
		$1,245,682
Hotels, Restaurants & Leisure — 1.7%
Horizon U.S. Finco LP, Term Loan, 8.198%, (6 mo. USD Term SOFR + 4.50%), 10/31/31	$198	$194,306
IRB Holding Corp., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 12/16/30	359	360,741
Turquoise Topco Ltd., Term Loan, 12/30/32(8)	150	148,312
		$703,359

Calvert
Floating-Rate Advantage Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Household Durables — 2.0%
Libbey Glass, Inc., Term Loan, 10.509%, (3 mo. USD Term SOFR + 6.50%), 11/22/27	$333	$ 321,571
Serta Simmons Bedding LLC:
Term Loan, 11.286%, (3 mo. USD Term SOFR + 7.50%), 6/29/28	221	208,664
Term Loan, 11.484%, (3 mo. USD Term SOFR + 7.50%), 6/29/28	24	23,989
Somnigroup International, Inc., Term Loan, 5.91%, (1 mo. USD Term SOFR + 2.25%), 10/24/31	270	272,246
		$ 826,470
Household Products — 0.8%
Energizer Holdings, Inc., Term Loan, 5.734%, (1 mo. USD Term SOFR + 2.00%), 3/19/32	$334	$ 334,647
		$334,647
Insurance — 8.2%
Alera Group, Inc., Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 5/31/32	$249	$250,857
Alliant Holdings Intermediate LLC, Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 9/19/31	239	240,175
AmWINS Group, Inc., Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 1/30/32	718	720,294
Broadstreet Partners, Inc., Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 6/13/31	245	245,621
HUB International Ltd., Term Loan, 6.12%, (3 mo. USD Term SOFR + 2.25%), 6/20/30	1,494	1,503,420
IMA Financial Group, Inc., Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 11/1/28	90	90,729
USI, Inc., Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	417	418,717
		$3,469,813
Interactive Media & Services — 1.0%
Aragorn Parent Corp., Term Loan, 7.216%, (1 mo. USD Term SOFR + 3.50%), 12/15/28	$282	$284,544
Foundational Education Group, Inc., Term Loan, 7.852%, (3 mo. USD Term SOFR + 3.75%), 8/31/28	136	125,675
		$410,219
IT Services — 3.1%
Asurion LLC:
Term Loan, 7.966%, (1 mo. USD Term SOFR + 4.25%), 9/19/30	$218	$218,278
Term Loan - Second Lien, 9.081%, (1 mo. USD Term SOFR + 5.25%), 1/31/28	150	149,743
Gainwell Acquisition Corp., Term Loan, 7.772%, (3 mo. USD Term SOFR + 4.00%), 10/1/27	212	208,340
Rackspace Finance LLC, Term Loan - Second Lien, 6.615%, (1 mo. USD Term SOFR + 2.75%), 5/15/28	81	30,302
Borrower/Description	Principal Amount (000's omitted)	Value
IT Services (continued)
Sedgwick Claims Management Services, Inc., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 7/31/31	$687	$ 690,247
		$ 1,296,910
Leisure Products — 1.3%
Hayward Industries, Inc., Term Loan, 6.331%, (1 mo. USD Term SOFR + 2.50%), 5/30/28	$200	$ 201,367
Recess Holdings, Inc., Term Loan, 7.615%, (3 mo. USD Term SOFR + 3.75%), 2/20/30	342	344,662
		$ 546,029
Machinery — 9.5%
AI Aqua Merger Sub, Inc., Term Loan, 6.854% - 6.873%, (1 mo. USD Term SOFR + 3.00%, 3 mo. USD Term SOFR + 3.00%), 7/31/28	$336	$ 336,601
Apex Tool Group LLC, Term Loan, 9.716%, (1 mo. USD Term SOFR + 6.00%), 4/8/31	3	1,020
CPM Holdings, Inc., Term Loan, 8.343%, (1 mo. USD Term SOFR + 4.50%), 9/28/28	199	198,137
Crown Equipment Corp., Term Loan, 5.772%, (1 mo. USD Term SOFR + 2.00%), 10/10/31	223	225,127
Engineered Machinery Holdings, Inc., Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 11/26/32	520	523,783
Filtration Group Corp., Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 10/21/28	421	423,846
Gates Global LLC, Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	714	717,053
Madison IAQ LLC, Term Loan, 6.702%, (6 mo. USD Term SOFR + 2.50%), 6/21/28	217	218,577
SPX Flow, Inc., Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 4/5/29	227	227,592
Terex Corp., Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 10/8/31	471	474,494
TK Elevator Midco GmbH, Term Loan, 6.947%, (6 mo. USD Term SOFR + 2.75%), 4/30/30	630	634,359
		$3,980,589
Media — 1.2%
ABG Intermediate Holdings 2 LLC, Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 2/13/32	$124	$124,326
Charter Communications Operating LLC, Term Loan, 6.235%, (3 mo. USD Term SOFR + 2.25%), 12/15/31	124	123,982
Fleet Midco I Ltd., Term Loan, 6.792%, (6 mo. USD Term SOFR + 2.75%), 2/21/31	271	272,522
		$520,830
Metals/Mining — 0.7%
WireCo WorldGroup, Inc., Term Loan, 7.607%, (3 mo. USD Term SOFR), 11/13/28	$277	$277,730
		$277,730

Calvert
Floating-Rate Advantage Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Oil, Gas & Consumable Fuels — 1.2%
ITT Holdings LLC, Term Loan, 6.191%, (1 mo. USD Term SOFR + 2.48%), 10/11/30	$490	$ 493,542
		$ 493,542
Passenger Airlines — 0.5%
WestJet Loyalty LP, Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 2/14/31	$194	$ 194,641
		$ 194,641
Pharmaceuticals — 2.8%
Jazz Financing Lux SARL, Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 5/5/28	$1,154	$ 1,160,403
		$ 1,160,403
Professional Services — 4.3%
Camelot U.S. Acquisition LLC, Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 1/31/31	$558	$551,976
CohnReznick LLP:
Term Loan, 7.172%, (3 mo. USD Term SOFR + 3.50%), 3/31/32	129	129,732
Term Loan, 3/31/32(7)	21	20,668
First Advantage Holdings LLC, Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 10/31/31	149	147,986
Neptune Bidco U.S., Inc., Term Loan, 9.027%, (3 mo. USD Term SOFR + 5.00%), 4/11/29	192	190,557
Tempo Acquisition LLC, Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 8/31/28	546	526,102
Trans Union LLC, Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	255	255,740
		$1,822,761
Real Estate Management & Development — 1.8%
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 1/31/30	$93	$93,950
Greystar Real Estate Partners LLC, Term Loan, 6.322%, (3 mo. USD Term SOFR + 2.50%), 8/21/30	387	389,513
RE/MAX International, Inc., Term Loan, 6.331%, (1 mo. USD Term SOFR + 2.50%), 7/21/28	263	259,999
		$743,462
Road & Rail — 0.5%
Avis Budget Car Rental LLC, Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 7/16/32	$218	$217,521
		$217,521
Semiconductors & Semiconductor Equipment — 0.0%†
Bright Bidco BV, Term Loan, 0.00%, 10/31/27(9)	$34	$12,187
		$12,187
Borrower/Description	Principal Amount (000's omitted)	Value
Software — 9.7%
Applied Systems, Inc., Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 2/24/31	$868	$ 873,695
Astra Acquisition Corp.:
Term Loan, 0.00%, 2/25/28(9)	126	26,577
Term Loan, 0.00%, 10/25/28(9)	178	750
Term Loan, 0.00%, 10/25/29(9)	271	1,369
Cloudera, Inc.:
Term Loan, 7.566%, (1 mo. USD Term SOFR + 3.75%), 10/8/28	185	178,168
Term Loan - Second Lien, 9.816%, (1 mo. USD Term SOFR + 6.00%), 10/8/29	150	131,476
Dayforce, Inc., Term Loan, 8/20/32(8)	125	124,777
ECI Macola Max Holding LLC, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 5/9/30	411	413,660
Epicor Software Corp., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 5/30/31	505	507,249
Marcel LUX IV SARL, Term Loan, 6.93%, (1 mo. USD Term SOFR + 3.00%), 11/12/30	355	357,070
Open Text Corp., Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	495	495,740
Project Alpha Intermediate Holding, Inc., Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 10/26/30	243	243,061
Proofpoint, Inc., Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 8/31/28	174	174,834
RealPage, Inc., Term Loan, 6.934%, (3 mo. USD Term SOFR + 3.00%), 4/24/28	269	268,901
Skillsoft Corp., Term Loan, 9.081%, (1 mo. USD Term SOFR + 5.25%), 7/14/28	215	155,820
Vision Solutions, Inc., Term Loan, 8.102%, (3 mo. USD Term SOFR + 4.00%), 4/24/28	128	119,449
		$4,072,596
Specialty Retail — 0.6%
Les Schwab Tire Centers, Term Loan, 6.216% - 6.322%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31	$261	$261,291
		$261,291
Textiles, Apparel & Luxury Goods — 1.0%
Gloves Buyer, Inc., Term Loan, 7.716%, (1 mo. USD Term SOFR + 4.00%), 5/21/32	$425	$423,672
		$423,672
Trading Companies & Distributors — 2.7%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 5.484%, (1 mo. USD Term SOFR + 1.75%), 6/24/30	$381	$383,646
Core & Main LP, Term Loan, 5.69%, (3 mo. USD Term SOFR + 2.00%), 7/27/28	417	419,404
Paint Intermediate III LLC, Term Loan, 6.87%, (3 mo. USD Term SOFR + 3.00%), 10/9/31	99	99,902

Calvert
Floating-Rate Advantage Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Trading Companies & Distributors (continued)
Spin Holdco, Inc., Term Loan, 8.022%, (3 mo. USD Term SOFR + 4.00%), 3/4/28	$316	$ 244,998
		$ 1,147,950
Transportation Infrastructure — 0.9%
KKR Apple Bidco LLC, Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 9/23/31	$362	$ 364,403
		$ 364,403
Total Senior Floating Rate Loans (identified cost $46,273,495)		$45,429,921

Short-Term Investments — 12.9%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(10)	5,424,336	$ 5,424,336
Total Short-Term Investments (identified cost $5,424,336)		$ 5,424,336
Total Investments — 125.2% (identified cost $53,814,232)		$52,728,157
Less Unfunded Loan Commitments — (0.2)%		$ (67,857)

Net Investments — 125.0% (identified cost $53,746,375)	$52,660,300
Note Payable — (23.7)%	$(10,000,000)

Other Assets, Less Liabilities — (1.3)%	$ (553,741)
Net Assets — 100.0%	$42,106,559

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $1,497,285 or 3.6% of the Fund's net assets.
(5)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(6)	Principal amount is less than $500.
(7)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At December 31, 2025, the total value of unfunded loan commitments is $68,065.
(8)	This Senior Loan will settle after December 31, 2025, at which time the interest rate will be determined.
(9)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2025.

Abbreviations:
SOFR	– Secured Overnight Financing Rate

The Fund did not have any open derivative instruments at December 31, 2025.

Calvert
Floating-Rate Advantage Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At December 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $5,424,336, which represents 12.9% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$7,874,841	$6,773,549	$(9,224,054)	$ —	$ —	$5,424,336	$77,950	5,424,336

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$2,781	$165,929	$151,496	$320,206
Corporate Bonds	—	1,497,285	—	1,497,285
Preferred Stocks	—	56,409	—	56,409
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	45,198,908	163,156	45,362,064
Short-Term Investments	5,424,336	—	—	5,424,336
Total Investments	$5,427,117	$46,918,531	$314,652	$52,660,300

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2025 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.